Financial Risk Management - Schedule of Fair Value of Off-Balance Sheet Risks (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Risks and Uncertainties [Abstract]
Cash and cash equivalents	$ 3,020	$ 4,909	$ 658	$ 1,535
Insured amount $		527
Non- insured amount $		$ 4,382